Discontinued Operations/ Assets Held for Sale - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Impairment expense related to write down of asset held for sale	$ 19,800,000
Assets Held For Sale	2,279,000	24,808,000
Liabilities Related to Assets Held for Sale	$ 100,000	$ 1,600,000